THE FUND PROVIDES SPANISH TRANSLATIONS IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE FOLLOWING IS A FAIR AND ACCURATE ENGLISH TRANSLATION OF A SPANISH LANGUAGE PROSPECTUS FOR THE FUND.

/s/ Julie F. Williams
    Julie F. Williams
    Secretary

                    [LOGO OF THE AMERICAN FUNDS GROUP(R)]


--------------------------------------------------------------------------------


                    The Cash Management Trust of America(R)

                  The U.S. Treasury Money Fund of America(SM)

                   The Tax-Exempt Money Fund of America(SM)

                                   Prospectus



                                DECEMBER 1, 1998

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SECURITIES. FURTHER, IT HAS NOT DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


THE CASH MANAGEMENT TRUST OF AMERICA
THE U.S. TREASURY MONEY FUND OF AMERICA
THE TAX-EXEMPT MONEY FUND OF AMERICA
333 South Hope Street
Los Angeles, California 90071

                                                       TICKER NEWSPAPER FUND
FUND                                                   SYMBOL  ABBREV   NO.
 ...............................................................................
The Cash Management Trust of America                   CTAXX   CashMgt   09
The U.S. Treasury Money Fund of America                UTAXX  Us Tr Am   39
The Tax-Exempt Money Fund of America                   TEAXX    TEMony   49

--------------------------------------------------------------------------------
TABLE OF CONTENTS

Risk/Return Summary                                                       2
 ...............................................................................
Fees and Expenses of the Funds                                            7
 ...............................................................................
Investment Objective, Strategies and Risks                                9
 ...............................................................................
Important Recent Developments                                            10
 ...............................................................................
Management and Organization                                              10
 ...............................................................................
Shareholder Information                                                  11
 ...............................................................................
Purchase and Exchange of Shares                                          12
 ...............................................................................
Distribution Arrangements                                                15
 ...............................................................................
Financial Highlights                                                     16

--------------------------------------------------------------------------------



09/39/49-010-1298/RRD                          MONEY MARKET FUNDS / PROSPECTUS 1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
RISK/RETURN SUMMARY

The funds provide you an opportunity to earn income on your cash reserves (free from federal income tax in the case of Tax-Exempt Money Fund) while preserving the value of your investment and maintaining liquidity. The Cash Management Trust seeks to achieve this objective by investing primarily in high quality money market instruments such as commercial paper and commercial bank obliga-tions; the U.S. Treasury Money Fund by investing exclusively in U.S. Treasury securities; and the Tax-Exempt Money Fund by investing primarily in securities that are exempt from regular federal income tax (the fund may, however, invest in securities that would subject you to alternative minimum taxes).

Although the funds attempt to maintain a constant net asset value of $1.00 per share, there can be no guarantee that the funds will be able to do so, and you may lose money by investing in the funds.

Your investment in the funds are not bank deposits and are not insured or guar-anteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.


2 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

INVESTMENT RESULTS

The following information illustrates how the funds' results may vary:

Here are each fund's results calculated without a sales charge on a calendar year basis.

CASH MANAGEMENT TRUST

                            [BAR CHART APPEARS HERE]

1988                     7.30
1989                     9.05
1990                     7.89
1991                     5.51
1992                     3.14
1993                     2.54
1994                     3.66
1995                     5.50
1996                     4.93
1997                     5.11

This fund's year-to-date return for the nine months ending September 30, 1998 was 3.82%.


 The fund's highest/lowest quarterly results during this time period were:

 [X] HIGHEST 2.34% (quarter ended June 30, 1989)
 [X] LOWEST 0.62% (quarter ended June 30, 1993)

                                             MONEY MARKET FUNDS / PROSPECTUS 3

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


U.S. TREASURY MONEY FUND

                      [BAR CHART APPEARS HERE]


1992                      3.05
1993                      2.48
1994                      3.36
1995                      5.03
1996                      4.59
1997                      4.75

The fund's year-to-date return for the nine months ending September 30, 1998 was 3.41%.

 The fund's highest/lowest quarterly results during this time period were:

 [X] HIGHEST 1.27% (quarter ended June 30, 1995)
 [X] LOWEST 0.60% (quarter ended June 30, 1993)

 4 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


TAX-EXEMPT MONEY FUND

                               [BAR CHART APPEARS HERE]

1990                      5.40
1991                      4.17
1992                      2.51
1993                      1.83
1994                      2.23
1995                      3.21
1996                      2.85
1997                      3.00

The fund's year-to-date return for the nine months ending September 30, 1998 was 2.17%.

 The fund's highest/lowest quarterly results during this time period were:

 [X] HIGHEST 1.37% (quarter ended December 31, 1990)
 [X] LOWEST 0.42% (quarter ended March 31, 1994)

                                               MONEY MARKET FUNDS / PROSPECTUS 5

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For periods ended December 31, 1997:

AVERAGE ANNUAL        CASH MANAGEMENT    U.S. TREASURY    TAX-EXEMPT
TOTAL RETURN/1/            TRUST          MONEY FUND      MONEY FUND
-------------------------------------------------------------------------------
One Year                   5.11%             4.75%          3.00%
 ...............................................................................
Five Years                 4.34%             4.04%          2.62%
 ...............................................................................
Ten Years                  5.45%              n/a            n/a
 ...............................................................................
Lifetime                   7.58%/2/          4.04%/3/       3.20%/4/
 ...............................................................................
7-day Yield/1/:            5.36%             4.70%          3.20%

(For current yield information, please call American FundsLine(R) at 1-800-325-
3590)
/1/ These fund results were calculated according to a required standard formula. /2/ The fund began investment operations November 3, 1976.
/3/ The fund began investment operations February 1, 1991.
/4/ The fund began investment operations October 24, 1989.

 These results illustrate the potential fluctuations in each fund's results over shorter periods of time. Past results are not an indication of future results.

 6 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
FEES AND EXPENSES OF THE FUND

The following describes the fees and expenses that you may pay if you buy and hold shares of the funds.

SHAREHOLDERS FEES
(fees paid directly from your investment)

--------------------------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                                     0%
 ...............................................................................
Maximum sales charge imposed on reinvested dividends                    0%
 ...............................................................................
Maximum deferred sales charge                                           0%
 ...............................................................................
Redemption or exchange fees                                             0%


ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from fund assets)

                                      CASH MANAGEMENT U.S. TREASURY TAX-EXEMPT
                                           TRUST       MONEY FUND   MONEY FUND
--------------------------------------------------------------------------------
Management Fees                            0.29%          0.30%        0.44%/1/
 ................................................................................
Service (12b-1) Fees                       0.08%/2/       0.10%/2/     0.05%/2/
 ................................................................................
Other Expenses                             0.21%          0.19%        0.22%
 ................................................................................
Total Annual Fund Operating Expenses       0.58%          0.59%        0.71%
 ................................................................................
Fee Waiver                                  --             --          0.06%/1/
 ................................................................................
Net Expenses                               0.58%          0.59%        0.65%

/1/ The fund's Investment Advisory and Service Agreement provides for fee reductions to the extent that annual operating expenses exceed 0.75% of the fund's average net assets. With the waiver, fees (as a percentage of average net assets) are 0.38% and total operating expenses are 0.65%. Under certain circumstances, as described on the statement of additional information, the fund may be required to repay amounts waived.

/2/ 12b-1 expenses may not exceed 0.15% of the fund's average net assets annually.

                                               MONEY MARKET FUNDS / PROSPECTUS 7

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                 CASH MANAGEMENT       U.S. TREASURY      TAX-EXEMPT
                      TRUST             MONEY FUND        MONEY FUND*
-------------------------------------------------------------------------------
One year              $ 59                 $ 60              $ 73
 ...............................................................................
Three years           $186                 $189              $227
 ...............................................................................
Five years            $324                 $329              $395
 ...............................................................................
Ten years             $726                 $738              $883

*Does not reflect fee waiver.

8 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

The investment objective of each fund is to provide you with a way to earn in-come on your cash reserves (exempt from federal income tax in the case of Tax-Exempt Money Fund) while preserving capital and maintaining liquidity.

CASH MANAGEMENT TRUST

Normally, the fund invests substantially in high quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes. In addition, the fund may invest in securities issued by non-U.S. entities or in securities with credit and liquidity support features provided by non-U.S. entities. These securities may be affected by unfavorable political, economic, or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the U.S. may also be subject to similar risks.

U.S. TREASURY MONEY FUND

The fund's portfolio consists entirely of U.S. Treasury securities, which are guaranteed by the United States government. These securities are generally affected by changes in the level of interest rates. For example, the value of U.S. Treasury securities generally will decline when interest rates rise and vice versa. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market prices for such securities are not guaranteed and will fluctuate.

TAX-EXEMPT MONEY FUND

The fund invests substantially in securities that are exempt from regular fed-eral income tax. However, the fund may purchase securities that would subject you to federal alternative minimum tax. The fund may also invest in municipal securities that are supported by credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhance-ments could cause the fund to experience a loss and may affect its share price. In addition, the fund may invest a substantial portion of its portfolio in tax-able short-term debt securities in response to abnormal market conditions (which may detract from achievement of the fund's objective over the short term.)

Each fund relies on the professional judgment of its investment adviser, Capi-tal Research and Management Company, to make decisions about each fund's port-folio securities.

                                               MONEY MARKET FUNDS / PROSPECTUS 9

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
IMPORTANT RECENT DEVELOPMENTS

YEAR 2000

The date-related computer issue known as the "Year 2000 problem" could have an adverse impact on the quality of services provided to the funds and their shareholders. However, the funds understand that their key service providers -- including the investment adviser and its affiliates -- are taking steps to address the issue. In addition, the Year 2000 problem may adversely affect the issuers in which the funds invest. For example, issuers may incur substantial costs to address the problem. They may also suffer losses caused by corporate and governmental data processing errors. The funds and their investment adviser will continue to monitor developments relating to this issue.
--------------------------------------------------------------------------------
MANAGEMENT AND ORGANIZATION

INVESTMENT ADVISER

Capital Research and Management Company, an experienced investment management organization founded in 1931, serves as investment adviser to the funds and other funds, including those in The American Funds Group. Capital Research and Management Company, a wholly owned subsidiary of The Capital Group Companies, Inc., is headquartered at 333 South Hope Street, Los Angeles, CA 90071. Capital Research and Management Company manages the investment portfolio and business affairs of the funds. The total management fee paid by the funds, as a percentage of average net assets, for the previous fiscal year is indicated earlier under "Fees and Expenses of the Funds."

Capital Research and Management Company and its affiliated companies have adopted a personal investing policy that is consistent with the recommendations contained in the May 9, 1994 report issued by the Investment Company Institute's Advisory Group on Personal Investing. This policy has also been incorporated into each fund's code of ethics.

10 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
SHAREHOLDER INFORMATION

SHAREHOLDER SERVICES

American Funds Service Company, each fund's transfer agent, offers you a wide range of services you can use to alter your investment program should your needs and circumstances change. These services are available only in states where they may be legally offered and may be terminated or modified at any time upon 60 days written notice. For your convenience, American Funds Service Com-pany has four service centers across the country.

                 AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS

             [MAP OF AMERICAN FUNDS SERVICE COMPANY SERVICE AREAS]

  WESTERN SERVICE       WESTERN CENTRAL       EASTERN CENTRAL       EASTERN SERVICE
  CENTER                SERVICE CENTER        SERVICE CENTER        CENTER
  American Funds        American Funds        American Funds        American Funds
  Service Company       Service Company       Service Company       Service Company
  P.O. Box 2205         P.O. Box 659522       P.O. Box 6007         P.O. Box 2280
  Brea, California      San Antonio, Texas    Indianapolis,         Norfolk, Virginia
  92822-2205            78265-9522            Indiana               23501-2280
  Fax: 714/671-7080     Fax: 210/474-4050     46206-6007            Fax: 757/670-4773
                                              Fax: 317/735-6620


A COMPLETE DESCRIPTION OF THE SERVICES WE OFFER IS DESCRIBED IN EACH FUND'S STATEMENT OF ADDITIONAL INFORMATION. In addition, an easy-to-read guide to own-ing a fund in The American Funds Group titled "Welcome to the Family" is sent to new shareholders and is available by writing or calling American Funds Serv-ice Company.

You may invest in Cash Management Trust and U.S. Treasury Money Fund through various retirement plans (Tax-Exempt Money Fund is not available for investment by retirement plans). However, some retirement plans or accounts held by in-vestment dealers may not offer certain services. If you have any questions, please contact your plan administrator/trustee or dealer.

                                              MONEY MARKET FUNDS / PROSPECTUS 11

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PURCHASE AND EXCHANGE OF SHARES

PURCHASE

Generally, you may open an account by contacting any investment dealer autho-rized to sell the fund's shares. You may purchase additional shares using vari-ous options described in the statement of additional information and "Welcome to the Family."

EXCHANGE

You may exchange your shares into other funds in The American Funds Group gen-erally without a sales charge. Exchanges of shares from the money market funds initially purchased without a sales charge generally will be subject to the ap-propriate sales charge. Exchanges have the same tax consequences as ordinary sales and purchases. See "Transactions by Telephone . . ." for information re-garding electronic exchanges.

THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS, EACH FUND'S PRINCIPAL UNDERWRITER, RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER FOR ANY REASON. ALTHOUGH THERE IS CURRENTLY NO SPECIFIC LIMIT ON THE NUMBER OF EXCHANGES YOU CAN MAKE IN A PE-RIOD OF TIME, THE FUNDS AND AMERICAN FUNDS DISTRIBUTORS RESERVE THE RIGHT TO REJECT ANY PURCHASE ORDER AND MAY TERMINATE THE EXCHANGE PRIVILEGE OF ANY IN-VESTOR WHOSE PATTERN OF EXCHANGE ACTIVITY THEY HAVE DETERMINED INVOLVES ACTUAL OR POTENTIAL HARM TO THE FUNDS.

INVESTMENT MINIMUMS

---------------------------------------------------------------------------
To establish an account                                              $2,500
 For a retirement plan account                                       $1,000
 For a retirement plan account through payroll deduction             $   25
To add to an account                                                 $   50
 For a retirement plan account through payroll deduction             $   25

SHARE PRICE

Each fund calculates its share price, also called net asset value, as of 4:00 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, every day the Exchange is open. In calculating net asset value, mar-ket prices are used when available. If a market price for a particular security is not available, each fund will determine the appropriate price for the secu-rity.

Your shares will be purchased at the offering price, or sold at the net asset value, next determined after American Funds Service Company receives and ac-cepts your request. The offering price is the net asset value plus a sales charge, if applicable.

12 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

SALES CHARGE

The money market funds have no sales charges on purchases of fund shares. How-ever, if shares of any money market fund are exchanged for shares of another fund in The American Funds Group, the sales charge applicable to the other fund may apply.

REDUCING YOUR SALES CHARGE

You and your immediate family may combine investments to reduce your sales charge. You must let your investment dealer or American Funds Service Company know if you qualify for a reduction in your sales charge using one or any com-bination of the methods described in the statement of additional information and "Welcome to the Family."

PLAN OF DISTRIBUTION

Each fund has a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of ex-penses are approved in advance by each fund's board of directors. Up to 0.15% of average net assets is paid annually to qualified dealers for providing cer-tain services pursuant to each fund's Plan of Distribution. The 12b-1 fee, as a percentage of average net assets, paid by each fund for the previous fiscal year is indicated earlier under "Fees and Expenses of the Fund." Since these fees are paid out of each fund's assets on an ongoing basis, over time they will increase the cost of an investment and may cost you more than paying higher initial sales charges.

OTHER COMPENSATION TO DEALERS

American Funds Distributors may provide additional compensation to, or spon-sor informational meetings for, dealers as described in the statement of addi-tional information.

HOW TO SELL SHARES

Once a sufficient period of time has passed to reasonably assure that checks or drafts (including certified or cashiers' checks) for shares purchased have cleared (normally 15 calendar days), you may sell (redeem) those shares in any of the following ways:

 THROUGH YOUR DEALER (CERTAIN CHARGES MAY APPLY)

 . Shares held for you in your dealer's name must be sold through the dealer.

                                              MONEY MARKET FUNDS / PROSPECTUS 13

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 WRITING TO AMERICAN FUNDS SERVICE COMPANY

 . Requests must be signed by the registered shareholder(s).

 . A signature guarantee is required if the redemption is:

  -- Over $50,000;

  -- Made payable to someone other than the registered shareholder(s); or

  -- Sent to an address other than the address of record, or an address of record which has been changed within the last 10 days.

 . Additional documentation may be required for sales of shares held in corpo-rate, partnership or fiduciary accounts.

 CHECK WRITING

 . Checks must be signed by the authorized number of registered shareholders exactly as indicated on your checking account signature card.

 TELEPHONING OR FAXING AMERICAN FUNDS SERVICE COMPANY, OR BY USING AMERICAN FUNDSLINE(R) OR AMERICAN FUNDSLINE ONLINE(R):

 . Redemptions by telephone or fax (including American FundsLine and American
   FundsLine OnLine) are limited to $50,000 per shareholder each day.

 . Checks must be made payable to the registered shareholder.

 . Checks must be mailed to an address of record that has been used with the account for at least 10 days.

TRANSACTIONS BY TELEPHONE, FAX, AMERICAN FUNDSLINE, OR AMERICAN FUNDSLINE
ONLINE

Generally, you are automatically eligible to use these services for redemptions and exchanges unless you notify us in writing that you do not want any or all of these services. You may reinstate these services at any time.

Unless you decide not to have telephone, fax, or computer services on your ac-count(s), you agree to hold each fund, American Funds Service Company, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) which may be incurred in connection with the exercise of these privileges, provided Amer-ican Funds Service Company employs reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine. If reasonable procedures are not employed, each fund may be liable for losses due to unauthorized or fraudulent instructions.

14 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
DISTRIBUTION ARRANGEMENTS

DIVIDENDS AND DISTRIBUTIONS

Each fund declares dividends from net investment income daily and distributes the accrued dividends, which may fluctuate, to shareholders each month. Divi-dends begin accruing one day after payment for shares is received by the fund or American Funds Service Company.

You may elect to reinvest dividends and/or capital gain distributions to pur-chase additional shares of this fund or any other fund in the American Funds Group or you may elect to receive them in cash.

TAX CONSEQUENCES

Dividends and capital gains are generally taxable whether they are reinvested or received in cash -- unless you are exempt from taxation or entitled to tax deferral. Dividends distributed by U.S. Treasury Money Fund will be taxable for federal income tax purposes but will be tax-exempt for purposes of most states' personal income tax. Dividends distributed by Tax-Exempt Money Fund generally will be exempt from federal income tax but generally will be subject to state income tax. This favorable tax treatment may not apply to Tax-Exempt Money Fund shareholders who are "substantial users" (or "related persons") of facilities financed by securities held by Tax-Exempt Money Fund. None of the funds gener-ally realizes or distributes capital gains; however, if they do, they will be subject to federal and state income tax. Capital gains may be taxed at differ-ent rates depending on the length of time the fund holds its assets.

You must provide the funds with a certified correct taxpayer identification number (generally your Social Security Number) and certify that you are not subject to backup withholding. If you fail to do so, the IRS can require the funds to withhold 31% of your taxable distributions and redemptions. Federal law also requires the fund to withhold 30% of the applicable tax treaty rate from dividends paid to certain non-resident alien, non-U.S. partnership and non-U.S. corporation shareholder accounts.

Please see the statement of additional information, "Welcome to the Family," and your tax adviser for further information.

                                              MONEY MARKET FUNDS / PROSPECTUS 15

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each fund's results for the past five years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information has been au-dited by PricewaterhouseCoopers LLP, whose report, along with each fund's fi-nancial statements, are included in the statement of additional information, which is available upon request.

CASH MANAGEMENT TRUST

                                       YEAR ENDED SEPTEMBER 30
                                       .......................
                                   1998    1997    1996    1995    1994
                        --------------------------------------------------------
Net asset value,
beginning of period                $1.00   $1.00   $1.00   $1.00   $1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income               .050    .049    .050    .052    .031
 ................................................................................
Total from investment operations    .050    .049    .050    .052    .031
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net
investment income)                 (.050)  (.049)  (.050)  (.052)  (.031)
 ................................................................................
Total distributions                (.050)  (.049)  (.050)  (.052)  (.031)
--------------------------------------------------------------------------------
Net asset value,
end of period                      $1.00   $1.00   $1.00   $1.00   $1.00
 ................................................................................
Total return                       5.15%   5.03%   5.06%   5.34%   3.10%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in millions)                     $4,604  $3,527  $3,304  $2,996  $2,738
 ................................................................................
Ratio of expenses to
average net assets                  .58%    .57%    .60%    .60%    .68%
 ................................................................................
Ratio of net income
to average net assets              5.02%   4.93%   4.95%   5.21%   3.14%

16 MONEY MARKET FUNDS / PROSPECTUS

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
U.S. TREASURY MONEY FUND

                                     YEAR ENDED SEPTEMBER 30
                                     .......................
                                  1998   1997   1996   1995   1994
                        --------------------------------------------------------
Net asset value,
beginning of period               $1.00  $1.00  $1.00  $1.00  $1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS
Net investment income              .045   .046   .046   .048   .028
 ................................................................................
Total from investment operations   .045   .046   .046   .048   .028
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net
investment income)                (.045) (.046) (.046) (.048) (.028)
 ................................................................................
Total distributions               (.045) (.046) (.046) (.048) (.028)
--------------------------------------------------------------------------------
Net asset value,
end of period                     $1.00  $1.00  $1.00  $1.00  $1.00
 ................................................................................
Total return                      4.63%  4.71%  4.66%  4.89%  2.89%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(in millions)                      $356   $279   $256   $231   $199
 ................................................................................
Ratio of expenses to
average net assets                 .59%   .53%   .65%   .67%   .67%
 ................................................................................
Ratio of net income
to average net assets             4.49%  4.61%  4.53%  4.79%  2.91%

                                              MONEY MARKET FUNDS / PROSPECTUS 17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
TAX-EXEMPT MONEY FUND


                                            YEAR ENDED SEPTEMBER 30
                                            .......................
                                         1998   1997   1996   1995   1994
                        --------------------------------------------------------
Net asset value,
beginning of period                      $1.00  $1.00  $1.00  $1.00  $1.00
--------------------------------------------------------------------------------
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income                     .029   .029   .029   .031   .020
 ................................................................................
Total from
investment operations                     .029   .029   .029   .031   .020
--------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends (from net
investment income)                       (.029) (.029) (.029) (.031) (.020)
 ................................................................................
Total distributions                      (.029) (.029) (.029) (.031) (.020)
--------------------------------------------------------------------------------
Net asset value,
end of period                            $1.00  $1.00  $1.00  $1.00  $1.00
 ................................................................................
Total return                             2.97%  2.94%  2.91%  3.14%  1.98%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in millions)   $198   $160   $144   $150   $170
 ................................................................................
Ratio of expenses to
average net assets--before fee waiver     .71%   .74%   .77%   .75%   .73%
 ................................................................................
Ratio of expenses to
average net assets--after fee waiver      .65%   .65%   .65%   .65%   .65%
 ................................................................................
Ratio of net income
to average net assets                    2.94%  2.94%  2.88%  3.09%  1.99%

18 MONEY MARKET FUNDS / PROSPECTUS

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NOTES

                                              MONEY MARKET FUNDS / PROSPECTUS 19

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NOTES

20 MONEY MARKET FUNDS / PROSPECTUS

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NOTES

                                              MONEY MARKET FUNDS / PROSPECTUS 21

-------------------------------------------------------------------------------

  FOR SHAREHOLDER           FOR RETIREMENT PLAN                   FOR DEALER
  SERVICES                  SERVICES                              SERVICES
  American Funds            Call your employer or                 American Funds
  Service Company           plan administrator                    Distributors
  800/421-0180                                                    800/421-9900 ext. 11

                            FOR 24-HOUR INFORMATION

     American                                     American Funds
     FundsLine(R)                                 Internet Web site
     800/325-3590                                 http://www.americanfunds.com

 Telephone conversations may be recorded or monitored for
 verification, recordkeeping and quality assurance purposes.
 ------------------------------------------------------------
 MULTIPLE TRANSLATIONS

 This prospectus may be translated into other languages. If
 there are any inconsistencies or ambiguities, the English
 text will prevail.
 ------------------------------------------------------------
 OTHER FUND INFORMATION

 ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS

 Contains additional information about the fund including financial statements, investment results, portfolio holdings, a statement from portfolio management discussing market conditions and the fund's investment strategies, and the independent accountants' report (in the annual report).

 STATEMENT OF ADDITIONAL INFORMATION (SAI)

 Contains more detailed information on all aspects of the fund, including the fund's financial statements.

 A current SAI has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The SAI and other related materials about the fund are available for review or to be copied at the SEC's Public Reference Room (1-800-SEC-0330) or on the SEC's Internet Web site at http://www.sec.gov.

 CODE OF ETHICS

 Includes a description of the fund's personal investing policy.

 To request a free copy of any of the documents above:

   Call American Funds   or      Write to the Secretary of the fund
   Service Company               333 South Hope Street
   800/421-0180 ext. 1           Los Angeles, California
                                 90071


 Investment Company File No. 811-2380 (The Cash Management Trust of America) Investment Company File No. 811-6235 (The U.S. Treasury Money Fund of America) Investment Company File No. 811-5750 (The Tax-Exempt Money Fund of America)

                                                  [RECYCLE LOGO]
                                                  Printed on recycled paper
-------------------------------------------------------------------------------


THE CASH MANAGEMENT TRUST OF AMERICA
AND
THE U.S. TREASURY MONEY FUND OF AMERICA
AND
THE TAX-EXEMPT MONEY FUND OF AMERICA